UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Institutional Investment Manger Filing this Report:
				Name: 			Nuance Investments, LLC
				Address: 		One Ward Parkway
       							Suite 126
							Kansas City, MO 64112
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913) 647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			May 12, 2011

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information TAble Value Total:  $128,449 (in thousands)

FORM 13F INFORMATION TABLE
                                                                                                 Voting Authority
                                                                                                 --------------------------
                                                         Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer                      Title of CUSIP       (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
------------------------------      ------------------   -------------------     ----    ------- --------------------------------

3M Co                               COM      88579y101       4812   51464SH              Sole               51464
Accenture PLC Ireland Class A       COM      g1151c101        650   11830SH              Sole               11830
Air Prods & Chems Inc               COM      009158106        327    3630SH              Sole                3630
Allstate Corp                       COM      020002101        430   13528SH              Sole               13528
AON Corp                            COM      037389103        513    9690SH              Sole                9690
Aspen Insurance Holdings Ltd        COM      g05384105        435   15800SH              Sole               15800
Becton Dickinson & Co               COM      075887109        326    4090SH              Sole                4090
Bemis Inc                           COM      081437105        643   19600SH              Sole               19600
Cabot Microelectronics Corp         COM      12709p103        361    6900SH              Sole                6900
Campbell Soup Co                    COM      134429109        891   26920SH              Sole               26920
Chubb Corp                          COM      171232101       6525  106430SH              Sole              106430
Cintas Corp                         COM      172908105       1150   37990SH              Sole               37990
Clorox Co                           COM      189054109       2023   28870SH              Sole               28870
Conagra Foods Inc                   COM      205887102       1824   76780SH              Sole               76780
DENTSPLY Intl Inc                   COM      249030107        317    8570SH              Sole                8570
Diebold Inc                         COM      253651103       3505   98850SH              Sole               98850
EQT Corp                            COM      26884l109       4268   85530SH              Sole               85530
Exxon Mobil Corp                    COM      30231g102       294134955.79SH              Sole            34955.79
General Mills Inc                   COM      370334104       4822  131940SH              Sole              131940
Graham Packaging Co Inc             COM      384701108       3448  197811SH              Sole              197811
Great Plains Energy Inc             COM      391164100      10258  512390SH              Sole              512390
Hasbro Inc                          COM      418056107       1150   24550SH              Sole               24550
HCC Insurance Holdings Inc          COM      404132102        831   26550SH              Sole               26550
Heinz H J Co                        COM      423074103        968   19823SH              Sole               19823
Hubbell Inc Cl B                    COM      443510201        433    6090SH              Sole                6090
Hudson City Bancorp                 COM      443683107       1945  200880SH              Sole              200880
Illinois Tool Works Inc             COM      452308109        469    8730SH              Sole                8730
Imperial Oil Ltd                    COM      453038408       2927   57317SH              Sole               57317
Intel Corp                          COM      458140100       125162013.08SH              Sole            62013.08
International Game Technology       COM      459902102        443   27320SH              Sole               27320
ITT Corp                            COM      450911102        295    4920SH              Sole                4920
Johnson & Johnson                   COM      478160104       7946134103.4SH              Sole            134103.4
Kaydon Corp                         COM      486587108       3316   84611SH              Sole               84611
Kellogg Co                          COM      487836108       2733   50630SH              Sole               50630
Kimberly Clark Corp                 COM      494368103       6070   92997SH              Sole               92997
Landauer Inc                        COM      51476k103        676   10985SH              Sole               10985
Lockheed Martin Corp                COM      539830109        344    4280SH              Sole                4280
Lowes Cos Inc                       COM      548661107       5331  201720SH              Sole              201720
Marsh & McLennan Cos Inc            COM      571748102        317   10648SH              Sole               10648
Medtronic Inc                       COM      585055106        490   12440SH              Sole               12440
Merck & Co Inc                      COM      58933y105       1397   42330SH              Sole               42330
MetLife Inc                         COM      59156r108        466   10410SH              Sole               10410
Molex Inc                           COM      608554101        817   32542SH              Sole               32542
Morgan Stanley                      COM      617446448        237    8690SH              Sole                8690
Newell Rubbermaid Inc               COM      651229106        466   24350SH              Sole               24350
Northern Trust Corp                 COM      665859104       5179  102040SH              Sole              102040
Northrop Grumman Corp               COM      666807102        469    7478SH              Sole                7478
Northwest Bancshares Inc MD         COM      667340103        563   44870SH              Sole               44870
Patterson Companies Inc             COM      703395103       4629  143805SH              Sole              143805
Peoples United Financial Inc        COM      712704105       2241  178107SH              Sole              178107
Portland Gen Elec Co                COM      736508847       2072   87153SH              Sole               87153
Republic Services Inc               COM      760759100       5591  186120SH              Sole              186120
Rockwell Collins Inc                COM      774341101        847   13063SH              Sole               13063
Schwab Charles Corp                 COM      808513105        451   24990SH              Sole               24990
Southwestern Energy Co              COM      845467109        506   11770SH              Sole               11770
Steris Corp                         COM      859152100       1326   38400SH              Sole               38400
Stryker Corp                        COM      863667101       1345   22125SH              Sole               22125
Synopsys Inc                        COM      871607107       3582  129550SH              Sole              129550
Texas Instruments Inc               COM      882508104       2010   58171SH              Sole               58171
Ultra Petroleum Corp                COM      903914109       2781   56460SH              Sole               56460
US Ecology Inc                      COM      91732j102        450   25820SH              Sole               25820
Waste Connections Inc               COM      941053100        475   16500SH              Sole               16500
Westar Energy Inc                   COM      95709t100        471   17840SH              Sole               17840
Whirlpool Corp                      COM      963320106        489    5730SH              Sole                5730
Xilinx Inc                          COM      983919101        878   26780SH              Sole               26780
Smith & Nephew PLC Sp ADR                    83175m205        306    5420SH              Sole                5420